Business Segment Data - Reconciliation of Total Reportable Segment's Adjusted EBITDA to Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Reportable Segments' Adjusted EBITDA									$ 647,733	$ 394,856	$ 287,992
Adjustments to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net									(133,833)	(69,250)	(33,238)
Loss on extinguishment of debt									(37,248)	0	0
Income tax benefit (expense)									(100,971)	(1,619)	(107)
DD&A									(314,193)	(184,717)	(138,672)
Impairment of proved oil and natural gas properties									(432,116)	(6,600)	(28,871)
Accretion of AROs									(6,306)	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments									749,988	29,294	34,905
Cash settlements paid (received) on commodity derivative instruments									(22,688)	(32,119)	(74,299)
Gain (loss) on sale of properties									(3,057)	85,621	9,761
Acquisition related costs									(6,668)	(8,313)	(4,538)
Incentive-based compensation expense									(954,627)	(46,837)	(10,933)
Non-cash compensation expense										(1,057)
Exploration costs									(16,603)	(2,356)	(9,800)
Amortization of investment premium									0	0	(194)
Cash distributions from MEMP									(6,144)	(26,006)	(19,263)
Provision for environmental remediation									(2,852)
Loss on office lease									(2,622)
Other non-cash equity (income) loss										784	(4,184)
Net income (loss)	328,859	112,037	(1,053,443)	(23,516)	(22,968)	95,962	78,158	180	(636,063)	151,332	26,997
Reportable Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Reportable Segments' Adjusted EBITDA									$ 653,877	$ 420,088	$ 311,439